Operating leases	12 Months Ended
Dec. 31, 2023
Operating Leases
Operating leases

6.       Operating leases:

a) Time charter-in vessel agreements

The carrying value of the assets and liabilities recognized in connection with the time charter-in vessel arrangements as of December 31, 2022 and 2023 amounted to $37,191 and $27,548, respectively. The weighted average discount rate that was used for the recognition of these leases, which is the estimated annual incremental borrowing rate for this type of asset, is approximately 3%. The payments required to be made after December 31, 2023, for the outstanding operating lease liabilities of the time charter-in vessel agreements with an initial term exceeding 12 months, recognized on the balance sheet, are as follows:

Twelve month periods ending	Amount
December 31, 2024	$5,917
December 31, 2025	6,242
December 31, 2026	5,729
December 31, 2027	6,413
December 31, 2028	5,763
December 31, 2029 and thereafter	-
Total undiscounted lease payments	$30,064
Discount based on incremental borrowing rate	(2,516)
Present value of lease liability	$27,548
Operating lease liabilities, current	5,024
Operating lease liabilities, non-current	22,524

The weighted average remaining lease term of these charter-in vessels arrangements as of December 31, 2023 is 4.92 years.

b) Office rental arrangements

The carrying value of the assets and liabilities recognized in connection with the office rental arrangements as of December 31, 2022 and 2023 amounted to $427 and $277, respectively. The weighted average discount rate that was used for the recognition of these leases, which is the estimated annual incremental borrowing rate for this type of assets, is approximately 6.1%. The payments required to be made after December 31, 2023, for the outstanding operating lease liabilities recognized on the balance sheet in connection with the Company’s office rental arrangements, are as follows:

Twelve month periods ending	Amount
December 31, 2024	$227
December 31, 2025	50
December 31, 2026	-
December 31, 2027	-
December 31, 2028	-
December 31, 2029 and thereafter	-
Total undiscounted lease payments	$277
Discount based on incremental borrowing rate	-
Present value of lease liability	$277
Operating lease liabilities, current	227
Operating lease liabilities, non-current	50

The weighted average remaining lease term of these office rent arrangements as of December 31, 2023 is 1.28 years.

The lease expense of the Company’s office rental arrangements for the years ended December 31, 2021, 2022 and 2023, was $501, $503 and $574 respectively.